CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2014
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of convertible redeemable preferred shares activities for the years

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Class A Shares
	Number of		Number of		Number of		Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount
		RMB		RMB		RMB		RMB		RMB		RMB

Balance as of January 1, 2012	5,000,000	55,071,911	12,123,314	253,435,256	17,348,382	437,985,958	—	—	—	—	—	—

Issuance of Series D Shares, net of issuance cost	—	—	—	—	—	—	10,000,000	268,093,377	—	—	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	9,066,909	—	38,553,700	—	63,108,024	—	44,324,631	—	—	—	—
Balance as of December 31, 2012	5,000,000	64,138,820	12,123,314	291,988,956	17,348,382	501,093,982	10,000,000	312,418,008	—	—	—	—

Issuance of Series E Shares, net of issuance cost	—	—	—	—	—	—	—	—	18,554,545	623,110,783	—	—
Conversion of convertible promissory notes to Class A Shares	—	—	—	—	—	—	—	—	—	—	5,429,948	150,824,865
Conversion of convertible bonds to Class A Shares	—	—	—	—	—	—	—	—	—	—	4,997,425	138,811,004
Accretion on convertible redeemable preferred shares to redemption value	—	4,008,032	—	35,069,326	—	74,328,662	—	65,070,473	—	7,094,798	—	5,563,627
Balance as of December 31, 2013	5,000,000	68,146,852	12,123,314	327,058,282	17,348,382	575,422,644	10,000,000	377,488,481	18,554,545	630,205,581	10,427,373	295,199,496

Issuance of Series E Shares, net of issuance cost	—	—	—	—	—	—	—	—	4,545,455	153,996,180	—
Accretion on convertible redeemable preferred shares to redemption value	—	69,598	—	3,451,997	—	75,476,317	—	51,479,102	—	97,696,064	—	22,601,694
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering	(5,000,000)	(68,216,450)	(12,123,314)	(330,510,279)	(17,348,382)	(650,898,961)	(10,000,000)	(428,967,583)	(23,100,000)	(881,897,825)	(10,427,373)	(317,801,190)
Balance as of December 31, 2014	—	—	—	—	—	—	—	—	—	—	—	—